Note 10 - Income Per Common Share - Basic and Diluted Income Per Common Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Statement Line Items [Line Items]
Net income (loss)	$ 4,943	$ 5,744	$ 10,509	$ 11,034
Less: dividends on preferred shares	(247)	(542)	(494)	(1,084)
Profit (loss), attributable to ordinary equity holders of parent entity	$ 4,696	$ 5,202	$ 10,015	$ 9,950
Weighted average number of common shares outstanding (in shares)	27,441,082	21,123,559	27,441,082	21,123,559
Income per common share: (in CAD per share)	$ 0.17	$ 0.25	$ 0.36	$ 0.47